Restatement of March 31, 2018 - Schedule of Restatement (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Accounts Receivables	$ 72,141	$ 85,873		$ 21,708
Other receivables, prepayments and deposits	12,818	35,270		84,994
Amount due from related parties	73,918	288,056		382,384
Cash and cash equivalents	14,572	36,304	$ 107,681	303,796	$ 360,760
Plant and equipment, net	254,002	145,853		177,743
Investment, net	12,718	12,741		677
Accounts payables	179,555	82,887		755
Other payables and accrued liabilities	268,513	210,468		81,872
Deferred income, net	232,387	127,403		188,342
Amount owing to Director	$ 33,265	$ 7,998		3,128
Previously Reported [Member]
Accounts Receivables				22,330
Other receivables, prepayments and deposits				137,091
Amount due from related parties				377,757
Cash and cash equivalents				302,855
Plant and equipment, net				177,621
Investment, net				55
Accounts payables				1,615
Other payables and accrued liabilities				64,207
Deferred income, net				249,159
Amount owing to Director				1,523
Restatement Adjustment [Member]
Accounts Receivables				(622)
Other receivables, prepayments and deposits				(52,097)
Amount due from related parties				4,627
Cash and cash equivalents				941
Plant and equipment, net				122
Investment, net				622
Accounts payables				(860)
Other payables and accrued liabilities				17,665
Deferred income, net				(60,817)
Amount owing to Director				$ 1,605